Finance costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance costs
CIBC loan (note 11)	$ 1,240,911	$ 517,409
Change in fair value of contingent consideration (note 12)	(968,883)	(325,253)
Change in fair value of derivative financial instrument (note 11)	156,566	(96,619)
Lease liability interest expense (note 13)	132,467
Knight Loan (note 11)		465,903
Provisions (note 10)		5,115
Royalty interest recovery (notes 11 and 12)	(3,450)	(63,322)
HTX and FedDev loans (note 11)		108,853
Foreign exchange loss	153,977	214,226
Finance costs. Total	$ 711,588	$ 826,312